Consolidated Investment Products Private Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Private Equity Funds, Weighted Average Remaining Term	1 year	0 years 4 days
Investment Owned, at Fair Value	$ 4.6	$ 4.6
Fair Value, Investments, Unfunded Commitments	5.0	5.1
Private Equity Fund Of Funds [Member]
Schedule of Investments [Line Items]
Private Equity Funds, Weighted Average Remaining Term	2 years 8 months 13 days	3 years
Investment Owned, at Fair Value	498.9	554.9
Fair Value, Investments, Unfunded Commitments	127.5	155.3
Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Private Equity Fund Assets	94.1	126.7
Fair Value, Inputs, Level 3 [Member] | Private Equity Funds, Priced Using Private Market Transactions [Member]
Schedule of Investments [Line Items]
Private Equity Fund Assets	$ 50.0
Minimum [Member]
Schedule of Investments [Line Items]
Variable Interest Entity Term	7
Maximum [Member]
Schedule of Investments [Line Items]
Variable Interest Entity Term	12